Income Taxes - Summary of Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0	$ 3,365
Inventory
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	20,472	8,388
Biological assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(9,509)	(8,388)
Net Investment in Subleases
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(6,109)	0
Lease Obligation
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(8,371)	0
Marketable Securities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	7,442	0
Equity Accounted Investee
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ (3,925)	$ 0